Share-Based Payments - RSU Plan (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Service RSUs | Lowest
SHARE-BASED PAYMENTS
Vesting period	1 year
Service RSUs | Highest
SHARE-BASED PAYMENTS
Vesting period	3 years
Service and performance RSUs
SHARE-BASED PAYMENTS
Performance goals against KPI targets (as a percent)	78.20%	85.10%
Service and performance RSUs | Lowest
SHARE-BASED PAYMENTS
Vesting period	1 year
Number of awards that may vest as percent of the number granted	0.00%
Service and performance RSUs | Highest
SHARE-BASED PAYMENTS
Vesting period	3 years
Number of awards that may vest as percent of the number granted	200.00%